Risk Management and Financial Instruments (Details) - Schedule of Future Contracts - Sensitivity analysis and derivative financial instrument breakdown [Member]
€ in Thousands, £ in Thousands, R$ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands
	9 Months Ended
	Sep. 30, 2024 USD ($) shares	Sep. 30, 2024 EUR (€) shares	Sep. 30, 2024 GBP (£) shares	Sep. 30, 2024 AUD ($) shares	Sep. 30, 2024 BSD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 BRL (R$) shares	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2023 GBP (£) shares	Dec. 31, 2023 AUD ($) shares
Future contract [Member] | American dollar [Member]
Risk Management and Financial Instruments (Details) - Schedule of Future Contracts [Line Items]
Risk factor	American dollar
Nature	Long
Quantity (in Shares) | shares	39,499,000,000	39,499,000,000	39,499,000,000	39,499,000,000	39,499,000,000	52,199,000,000	52,199,000,000	52,199,000,000	52,199,000,000	52,199,000,000
Notional	$ 362,498					$ (250,788)
Fair value	$ (319)					$ (2,078)
Deliverable Forwards [Member] | American dollar [Member]
Risk Management and Financial Instruments (Details) - Schedule of Future Contracts [Line Items]
Risk factor	American dollar
Nature	Short
Quantity (in Shares) | shares	(488,164,000)	(488,164,000)	(488,164,000)	(488,164,000)	(488,164,000)	(398,024,000)	(398,024,000)	(398,024,000)	(398,024,000)	(398,024,000)
Notional	$ (478,434)					$ (398,024)
Fair value	$ 25,613					$ 29,150
Non-Deliverable Forwards [Member] | American dollar [Member]
Risk Management and Financial Instruments (Details) - Schedule of Future Contracts [Line Items]
Risk factor	American dollar
Nature	Short
Quantity (in Shares) | shares	(1,052,831,000)	(1,052,831,000)	(1,052,831,000)	(1,052,831,000)	(1,052,831,000)	(1,306,760,000)	(1,306,760,000)	(1,306,760,000)	(1,306,760,000)	(1,306,760,000)
Notional	$ (1,031,846)					$ (1,306,760)
Fair value	$ 35,659					13,975
Future contract [Member] | EURO [Member]
Risk Management and Financial Instruments (Details) - Schedule of Future Contracts [Line Items]
Risk factor	Euro
Nature	Short
Notional	$ (57,452)	€ (946)				5,071		€ (1,157)
Fair value	$ 203					513
Deliverable Forwards [Member] | EURO [Member]
Risk Management and Financial Instruments (Details) - Schedule of Future Contracts [Line Items]
Risk factor	Euro
Nature	Long
Notional	$ 72,103	11,875				67,303		12,576
Fair value	$ (634)					(1,885)
Non-Deliverable Forwards [Member] | EURO [Member]
Risk Management and Financial Instruments (Details) - Schedule of Future Contracts [Line Items]
Risk factor	Euro
Nature	Short
Notional	$ (24,714)	€ (4,070)				5,071		€ 947
Fair value	$ 679					(652)
Deliverable Forwards [Member] | British Pound [Member]
Risk Management and Financial Instruments (Details) - Schedule of Future Contracts [Line Items]
Risk factor	British pound
Nature	Short
Notional	$ (14,364)		£ (1,968)			(14,369)			£ (2,333)
Fair value	$ (24)					202
Non-Deliverable Forwards [Member] | British Pound [Member]
Risk Management and Financial Instruments (Details) - Schedule of Future Contracts [Line Items]
Risk factor	British pound
Nature	Short
Notional	$ (10,179)		£ (1,394)			(97,124)			£ (15,771)
Fair value	$ (69)					(579)
Deliverable Forwards [Member] | Australian Dollar [Member]
Risk Management and Financial Instruments (Details) - Schedule of Future Contracts [Line Items]
Risk factor	Australian dollar
Nature	Long
Notional	$ 1,479			$ 392		2,846				$ 865
Fair value	$ (6)					$ (1)
Future contracts [Member] | Commodities Cattle [Member]
Risk Management and Financial Instruments (Details) - Schedule of Future Contracts [Line Items]
Risk factor	Commodities (Cattle)
Nature	Short
Quantity (in Shares) | shares	(1,715,000,000)	(1,715,000,000)	(1,715,000,000)	(1,715,000,000)	(1,715,000,000)	(6,000,000)	(6,000,000)	(6,000,000)	(6,000,000)	(6,000,000)
Notional	$ (17,150)					$ (101)
Fair value	$ (67)
Future contracts [Member] | Commodities Grains [Member]
Risk Management and Financial Instruments (Details) - Schedule of Future Contracts [Line Items]
Risk factor	Commodities (Grains)
Nature	Short
Quantity (in Shares) | shares	7,852,000,000	7,852,000,000	7,852,000,000	7,852,000,000	7,852,000,000
Notional	$ 50,112
Fair value	$ 183
Future contracts [Member] | Commodities [member]
Risk Management and Financial Instruments (Details) - Schedule of Future Contracts [Line Items]
Risk factor	Commodities
Quantity (in Shares) | shares						7,852,000,000	7,852,000,000	7,852,000,000	7,852,000,000	7,852,000,000
Notional						$ 50,112
Fair value						199
Deliverable Forwards [Member] | Commodities Cattle Two [Member]
Risk Management and Financial Instruments (Details) - Schedule of Future Contracts [Line Items]
Risk factor	Commodities (Cattle)
Nature	Short
Notional	$ (82,487)				$ (449,400)	80,377	R$ 389,130
Fair value	$ (633)					$ (1,982)